Marketable Securities	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The Group invests in marketable debt and equity securities, which were classified at fair value through profit or loss and as available-for-sale securities. The following is a summary of marketable securities:

a.	Composition:

	December 31,
	2016	2017

Fair value through profit or loss (1)	$-	$1,209
Available-for-sale	12,506	12,929

	$12,506	$14,138

(1)       The Group recognized trading gains in the amount of $ 10 during the year ended December 31, 2017.

b.	The following is a summary of marketable securities which are classified as available-for-sale:

	December 31,
	2016				2017
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Corporate bonds	$12,348	$(72)	$-	$12,276	$12,987	$(58)	$-	$12,929

Equity funds	118	-	112	230	-	-	-	-

Total available-for-sale marketable securities	$12,466	$(72)	$112	$12,506	$12,987	$(58)	$-	$12,929

Marketable securities with contractual maturities within one year and from one to three years are as follows:

	Amortized	Unrealized gains (losses)		Market
	cost	Gains	Losses	value

Due within one year	$4,045	$-	$(5)	$4,040

Due after one year through three years	$8,942	$-	$(53)	$8,889

Total	$12,987	$-	$(58)	$12,929

The total fair value of marketable securities with outstanding unrealized losses as of December 31, 2017 amounted to $12,929, while the unrealized losses for these marketable securities amounted to $ 57.  Of the $ 57 unrealized losses outstanding as of December 31, 2017, a portion of which in the amount of $ 25 was related to marketable securities that were in a loss position for more than 12 months and the remaining portion of $ 32 was related to marketable securities that were in a loss position for less than 12 months.

The following is the change in the other comprehensive income of available-for-sale securities during 2016:

Other comprehensive income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2016	$35
Losses reclassified into earnings from marketable securities	16
Unrealized losses from available-for-sale securities	(11)
Other comprehensive income from available-for-sale securities as of December 31, 2016	$40

The following is the change in the other comprehensive income of available-for-sale securities during 2017:

Other comprehensive income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2017	$40
Gains reclassified into earnings from marketable securities	(94)
Unrealized losses from available-for-sale securities	(4)
Other comprehensive loss from available-for-sale securities as of December 31, 2017	$(58)